Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 37,058	$ 24,857	$ 28,701
Trade receivables and contract assets
Disclosure of financial assets that are either past due or impaired [line items]
Total	17,648	9,977	15,884
Trade receivables and contract assets | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	14,232	6,265	7,421
Trade receivables and contract assets | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,879	2,125	5,155
Trade receivables and contract assets | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	53	130	49
Trade receivables and contract assets | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	371	471
Trade receivables and contract assets | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 484	$ 1,086	$ 2,788